Schedule Of Capital Assets Depreciation Method (Details)	12 Months Ended
Dec. 31, 2018
Office Equipment [Member]
Capital Assets Depreciaion Method	Straight line basis over four years
Leasehold improvement [Member]
Capital Assets Depreciaion Method	Straight line basis over four years